Reinsurance (Tables)	12 Months Ended
Dec. 31, 2022
Insurance Contracts [Abstract]
Schedule of reinsurance assets
Reinsurance assets are measured using the amounts and assumptions associated with the underlying insurance contracts and in accordance with the terms of each reinsurance contract. Reinsurance assets are comprised of the following:

As at December 31, 2022	Canada	U.S.	Asia	Corporate(1)	Total
Individual participating life	$21	$18	$179	$—	$218
Individual non-participating life and health	(282)	1,598	38	13	1,367
Group life and health	267	2,212	7	—	2,486
Individual annuities	—	—	—	1	1
Group annuities	(3)	—	—	—	(3)
Reinsurance assets before other policy assets	3	3,828	224	14	4,069
Add: Other policy assets(2)	98	478	117	39	732
Total Reinsurance assets	$101	$4,306	$341	$53	$4,801

(1)    Primarily business from the UK and run-off reinsurance operations. Includes UK business of $13 for Individual non-participating life and health, and $1 for Individual annuities.
(2)    Consists of amounts on deposit, policy benefits payable, provisions for unreported claims, provisions for policyholder dividends, and provisions for experience rating refunds.

As at December 31, 2021	Canada	U.S.	Asia	Corporate(1)	Total
Individual participating life	$—	$7	$214	$—	$221
Individual non-participating life and health	(547)	838	33	16	340
Group life and health	284	2,018	5	—	2,307
Individual annuities	—	—	—	15	15
Group annuities	22	—	—	—	22
Reinsurance assets before other policy assets	(241)	2,863	252	31	2,905
Add: Other policy assets(2)	95	563	81	39	778
Total Reinsurance assets	$(146)	$3,426	$333	$70	$3,683

(1)    Primarily business from the UK and run-off reinsurance operations. Includes UK business of $16 for Individual non-participating life and health, and $15 for Individual annuities.
(2)    Consists of amounts on deposit, policy benefits payable, provisions for unreported claims, provisions for policyholder dividends, and provisions for experience rating refunds.

Schedule of reinsurance expenses and benefits

For the years ended December 31,	2022	2021
Recovered claims and benefits	$1,961	$2,233
Commissions	73	65
Reserve adjustments	22	45
Operating expenses and other	84	82
Total reinsurance (expenses) recoveries	$2,140	$2,425